Significant Accounting policies, Exchange Rates (Details)	12 Months Ended										18 Months Ended
	Oct. 31, 2019 $ / ₪	Oct. 31, 2019 $ / ₪ $ / £	Oct. 31, 2019 $ / ₪ $ / $	Oct. 31, 2019 $ / ₪ $ / €	Oct. 31, 2019 $ / ₪ JPY (¥)	Apr. 30, 2017 $ / ₪	Apr. 30, 2017 $ / ₪ $ / £	Apr. 30, 2017 $ / ₪ $ / $	Apr. 30, 2017 $ / ₪ $ / €	Apr. 30, 2017 $ / ₪ JPY (¥)	Oct. 31, 2018 $ / ₪	Oct. 31, 2018 $ / ₪ $ / £	Oct. 31, 2018 $ / ₪ $ / $	Oct. 31, 2018 $ / ₪ $ / €	Oct. 31, 2018 $ / ₪ JPY (¥)	Oct. 31, 2019 $ / £	Oct. 31, 2019 $ / $	Oct. 31, 2019 $ / €	Oct. 31, 2019 JPY (¥)	Oct. 31, 2018 $ / £	Oct. 31, 2018 $ / $	Oct. 31, 2018 $ / €	Oct. 31, 2018 JPY (¥)	Apr. 30, 2017 $ / £	Apr. 30, 2017 $ / $	Apr. 30, 2017 $ / €	Apr. 30, 2017 JPY (¥)
Exchange rates [Abstract]
Average	0.28	1.27	0.75	1.12	110	0.26	1.29	0.76	1.09	91	0.28	1.33	0.78	1.18	90
Closing	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.27	0.27	0.27	0.27	0.27	1.29	0.76	1.12	108	1.27	0.76	1.14	92	1.29	0.73	1.09	90